INVESTMENT IN AN AFFILIATED COMPANY (Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution) (Details) (First Aviation Services, Inc. [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
First Aviation Services, Inc. [Member]
Business Acquisition [Line Items]
Share in income (loss) related to common stockholders	$ 49	$ 838	$ (653)
Share in income related to preferred stock	218	187	197
Impairment in affiliated company			(3,300)
Total	$ 267	$ 1,025	$ (3,756)